MOMENTUM PLUS(SERVICE MARK)
Retirement planning from Equitable Life


SUPPLEMENT DATED AUGUST 30, 1999
TO THE PROSPECTUS DATED MAY 1, 1999

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This supplement adds and modifies certain information contained in the prospectus dated May 1, 1999 for the MOMENTUM PLUS group deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES ("Equitable Life").

You should read this supplement together with the prospectus. Terms used in this supplement have the same meaning as they do in the prospectus, unless we indicate otherwise. This supplement provides information on:

(1) the following 12 new variable investment options available under the MOMENTUM PLUS contract: EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth;

(2)  the Equitable Companies Incorporated name change to AXA Financial, Inc.;

(3) change in management of EQ Advisors Trust from EQ Financial Consultants, Inc. to Equitable Life;

(4)  EQ Financial Consultants, Inc. plans to become AXA Advisors, LLC; and

(5)  updated information "About our year 2000 progress."

(1) NEW VARIABLE INVESTMENT OPTIONS

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS:

The investment options include 36 variable investment options and one guaranteed interest option ("investment options").

THE FOLLOWING CHART REPLACES THE CHART OF "VARIABLE INVESTMENT OPTIONS" ON THE COVER PAGE OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.

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VARIABLE INVESTMENT OPTIONS
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FIXED INCOME OPTIONS:
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DOMESTIC FIXED INCOME           AGGRESSIVE FIXED INCOME
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o  Alliance Intermediate         o  Alliance High Yield
   Government Securities
o  Alliance Money Market
o  Alliance Quality Bond
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EQUITY OPTIONS:
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DOMESTIC EQUITY                  INTERNATIONAL EQUITY
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o  Alliance Common Stock         o  Alliance Global
o  Alliance Equity Index         o  Alliance
o  Alliance Growth & Income         International
o  EQ/Alliance Premier Growth    o  Capital Guardian
o  Calvert Socially                 International
   Responsible*                  o  Morgan Stanley
o  Capital Guardian Research        Emerging Markets
o  Capital Guardian U.S.            Equity
   Equity                        o  EQ/Putnam
o  Lazard Large Cap Value *         International
o  Merrill Lynch Basic Value        Equity Index
   Equity                        o  T. Rowe Price
o  MFS Growth with Income           International Stock
o  MFS Research
o  EQ/Putnam Growth & Income
   Value
o  EQ/Putnam Investors Growth
o  T. Rowe Price Equity Income
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AGGRESSIVE EQUITY
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o  Alliance Aggressive Stock     o  Alliance Small Cap Growth
o  EQ/Evergreen                  o  Lazard Small Cap Value*
o  Warburg Pincus Small          o  MFS Emerging Growth
   Company Value                    Companies
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ASSET ALLOCATION OPTIONS:
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o  Alliance Conservative         o  Alliance Balanced
   Investors                     o  Alliance Growth
o  EQ/Evergreen Foundation          Investors
o  EQ/Putnam Balanced            o  Merrill Lynch World Strategy
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*  May not currently be available in the State of California.

IN THE "MOMENTUM PLUS AT A GLANCE -- KEY FEATURES" SECTION ON PAGE 8 OF THE PROSPECTUS, THE INFORMATION ABOUT "PROFESSIONAL INVESTMENT MANAGEMENT" IS MODIFIED AS FOLLOWS:

MOMENTUM PLUS' variable investment options invest in 36 different Portfolios managed by professional investment advisers.


    Copyright 1999 The Equitable Life Assurance Society of the United States.
             All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States.

  888-1213

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THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE INFORMATION ON PAGE 11 OF
THE PROSPECTUS:

The following are the EQ Advisors Trust annual expenses (as a percentage of average daily net assets in each new Portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL
                                                                       OTHER                 ANNUAL
                                  INVESTMENT                           EXPENSES              EXPENSES
                                  MANAGEMENT                           (AFTER EXPENSE        (AFTER EXPENSE
PORTFOLIOS(1)                     & ADVISORY FEES      12B-1 FEE(9)    LIMITATION)           LIMITATION) (10)
-------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth              0.90%              0.25%         0.00%                 1.15%
Calvert Socially Responsible            0.65%              0.25%         0.15%                 1.05%
Capital Guardian International          0.75%              0.25%         0.20%                 1.20%
Capital Guardian Research               0.65%              0.25%         0.05%                 0.95%
Capital Guardian U.S. Equity            0.65%              0.25%         0.05%                 0.95%
EQ/Evergreen                            0.75%              0.25%         0.05%                 1.05%
EQ/Evergreen Foundation                 0.63%              0.25%         0.07%                 0.95%
Lazard Large Cap Value                  0.55%              0.25%         0.15%                 0.95%
Lazard Small Cap Value                  0.80%              0.25%         0.15%                 1.20%
MFS Growth with Income                  0.55%              0.25%         0.05%                 0.85%
EQ/Putnam International Equity          0.70%              0.25%         0.25%                 1.20%
EQ/Putnam Investors Growth              0.55%              0.25%         0.15%                 0.95%
-------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF FOOTNOTE 8 ON PAGE 13 OF THE PROSPECTUS:

The expense limitations (other than the above expenses and fees) for the new Portfolios are: 0.90% for EQ/Alliance Premier Growth; 0.80% for Calvert Socially Responsible; 0.95% for Capital Guardian International; 0.70% for Capital Guardian Research; 0.70% for Capital Guardian U.S. Equity; 0.80% for EQ/Evergreen; 0.70% for EQ/Evergreen Foundation; 0.70% for Lazard Large Cap Value; 0.95% for Lazard Small Cap Value; 0.60% for MFS Growth with Income; 0.95% for EQ/Putnam International Equity; and 0.70% for EQ/Putnam Investors Growth.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH OF FOOTNOTE 8 ON PAGE 13 OF THE PROSPECTUS:

Absent the expense limitation, the "Other Expenses" for 1998 on an annualized basis for each of the new Portfolios would have been: 0.40% for Lazard Large Cap Value; 0.49% for Lazard Small Cap Value; 0.29% for EQ/Putnam Investors Growth; and 0.51% for EQ/Putnam International Equity. For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, 0.43% for Calvert Socially Responsible; 1.03% for Capital Guardian International; 0.74% for Capital Guardian Research; 0.74% for Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31,1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios; April 30, 1999 for the EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios; and August 30, 1999 for the Calvert Socially Responsible Portfolio. The other Portfolios commenced operations on the

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following dates: October 1, 1997 for the EQ/Putnam Investors Growth and
EQ/Putnam International Equity Portfolios; and December 31, 1997 for the Lazard Large Cap Value, and Lazard Small Cap Value Portfolios.

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES ON PAGE 15 OF THE
PROSPECTUS:

The following examples show the expenses that you would pay in the situations illustrated. Please refer to page 14 of your prospectus for further explanation regarding the calculation of the expenses.

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                                  IF YOU SURRENDER YOUR CONTRACT AT THE         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                  END OF EACH PERIOD SHOWN, THE                 AT THE END OF EACH PERIOD SHOWN, THE
                                  EXPENSES WOULD BE:                            EXPENSES WOULD BE:
                                 ----------------------------------------------------------------------------------------
                                  1 YEAR    3 YEARS     5 YEARS     10 YEARS    1 YEAR    3 YEARS    5 YEARS   10 YEARS
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
EQ/Alliance Premier Growth        $89.01    $148.98        --          --       $27.67    $84.87       --         --

Calvert Socially Responsible      $88.02    $146.05        --          --       $26.62    $81.74       --         --

Capital Guardian International    $89.50    $150.44        --          --       $28.19    $86.43       --         --

Capital Guardian Research         $87.04    $143.11        --          --       $25.57    $78.60       --         --

Capital Guardian U.S. Equity      $87.04    $143.11        --          --       $25.57    $78.60       --         --

EQ/Evergreen                      $88.02    $146.05        --          --       $26.62    $81.74       --         --

EQ/Evergreen Foundation           $87.04    $143.11        --          --       $25.57    $78.60       --         --

Lazard Large Cap Value            $87.04    $143.11        --          --       $25.57    $78.60       --         --

Lazard Small Cap Value            $89.50    $150.44        --          --       $28.19    $86.43       --         --

MFS Growth with Income            $86.05    $140.16        --          --       $24.52    $75.46       --         --

EQ/Putnam International Equity    $89.50    $150.44        --          --       $28.19    $86.43      --          --

EQ/Putnam Investors Growth        $87.04    $143.11        --          --       $25.57    $78.60       --         --
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

THE FOLLOWING REPLACES THE INFORMATION UNDER "VARIABLE INVESTMENT OPTIONS" ON PAGE 16 OF THE PROSPECTUS:

Your investment results in any one of the 36 variable investment options will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, their investment objectives, and their advisers.

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The employer or plan trustee can choose from among 36 variable investment options. Only 25 funds can be active at any one time. A limit of 45 investment options can be chosen over the life of the contract.
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THE FOLLOWING INFORMATION IS ADDED TO PAGE 18 OF THE PROSPECTUS:

PORTFOLIOS OF EQ ADVISORS TRUST
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PORTFOLIO NAME                       OBJECTIVE                                ADVISER
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
EQ/Alliance Premier Growth           Long-term growth of capital              Alliance Capital Management L.P.
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Calvert Socially Responsible*        Seeks long-term capital appreciation     Calvert Asset Management Company, Inc.
                                                                              and Brown Capital Management, Inc.
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Capital Guardian International       Long-term growth of capital by           Capital Guardian Trust Company
                                     investing primarily in non-United
                                     States equity securities
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Capital Guardian Research            Long-term growth of capital              Capital Guardian Trust Company
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Capital Guardian U.S. Equity         Long-term growth of capital              Capital Guardian Trust Company
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EQ/Evergreen                         Capital appreciation                     Evergreen Asset Management Corp.
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EQ/Evergreen Foundation              In order of priority, reasonable         Evergreen Asset Management Corp.
                                     income, conservation capital, and
                                     capital appreciation
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Lazard Large Cap  Value*             Capital appreciation                     Lazard Asset Management
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Lazard Small Cap Value*              Capital appreciation                     Lazard Asset Management
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MFS Growth with Income               Reasonable current income and            Massachusetts Financial Services Company
                                     long-term growth of capital and income
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EQ/Putnam International Equity       Capital appreciation                     Putnam Investment Management, Inc.
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EQ/Putnam Investors Growth           Long-term growth of capital and any      Putnam Investment Management, Inc.
                                     increased income that results from
                                     this growth
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

* Currently is not available in the state of California. Please call our customer service department at 1-800-528-0204 for information regarding the availability of this Portfolio.

Other important information about the above Portfolios is included in the separate prospectus supplement for EQ Advisors Trust attached to this supplement.

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THE FOLLOWING BENCHMARK INFORMATION IS ADDED TO PAGE 51 OF THE PROSPECTUS:


EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
CALVERT SOCIALLY RESPONSIBLE: Standard & Poor's 500 Index.
CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital
International Europe, Australia, Far East Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500
Index/40% Lehman Brothers Aggregate Bond Index.
LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.
LAZARD SMALL CAP VALUE: Russell 2000 Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
EQ/PUTNAM INTERNATIONAL EQUITY: Morgan Stanley Capital
International Europe, Australia, Far East Index.
EQ/PUTNAM INVESTORS GROWTH: Standard & Poor's 500 Index.


THE FOLLOWING IS ADDED TO TABLE 1 ON PAGE 52 OF THE PROSPECTUS:

                                                TABLE 1 (CONTINUED)
                    AVERAGE ANNUAL TOTAL RETURN FOR A PARTICIPANT TERMINATION ON DECEMBER 31, 1998
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                                                             LENGTH OF INVESTMENT PERIOD
                                     ---------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS            1 YEAR          SINCE PORTFOLIO INCEPTION   PORTFOLIO INCEPTION DATE**
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
Lazard Large Cap Value                  8.57%                  8.55%                     12/31/97
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Lazard Small Cap Value                (15.78)%               (15.74)%                    12/31/97
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EQ/Putnam International Equity          8.55%                  9.05%                       5/1/97
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EQ/Putnam Investors Growth             23.78%                 27.58%                      5/1/97
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

THE FOLLOWING FOOTNOTE IS ADDED AFTER THE FOOTNOTE ON PAGE 52 OF THE PROSPECTUS:

** The inception dates for the Portfolios that became available on or after December 31, 1998 and are therefore not shown in any of the tables are:
    EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30,
    1999); and Calvert Socially Responsible (August 30, 1999).

THE FOLLOWING IS ADDED TO TABLE 2 ON PAGE 53 OF THE PROSPECTUS:

                                                TABLE 2 (CONTINUED)
                       GROWTH OF $1,000 UNDER A CONTRACT TERMINATED ON DECEMBER 31, 1998
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                                                             LENGTH OF INVESTMENT PERIOD
                                     ---------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS                             1 YEAR                     SINCE PORTFOLIO INCEPTION*
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
Lazard Large Cap Value                                 $1,085.74                             $1,085.74
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Lazard Small Cap Value                                   $842.17                               $842.17
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EQ/Putnam International Equity                         $1,085.46                             $1,155.77
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EQ/Putnam Investors Growth                             $1,237.81                             $1,502.42
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

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THE FOLLOWING IS ADDED TO TABLE 3 ON PAGE 56 OF THE PROSPECTUS:

                               TABLE 3 (CONTINUED)
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998
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                                           1 YEAR     SINCE PORTFOLIO INCEPTION*
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                                           17.84%                17.84%
Lazard Large Cap Value
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Lipper Capital Appreciation                24.16%                24.16%
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Benchmark                                  28.58%                28.58%
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Lazard Small Cap Value                     (8.59)%               (8.59)%
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Lipper Small Cap                            1.53%                 1.53%
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Benchmark                                  (2.54)%               (2.54)%
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EQ/Putnam International Equity             17.81%                15.48%
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Lipper International                       12.17%                 9.06%
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Benchmark                                  20.00%                13.43%
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EQ/Putnam Investors Growth                 34.35%                34.56%
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Lipper Growth                              25.82%                28.73%
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Benchmark                                  28.58%                31.63%
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THE FOLLOWING IS ADDED TO TABLE 4 ON PAGE 59 OF THE PROSPECTUS:


                               TABLE 4 (CONTINUED)
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998
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                                           1 YEAR     SINCE PORTFOLIO INCEPTION*
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Lazard Large Cap Value                     17.84%                17.84%
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Lipper Capital Appreciation                24.16%                24.09%
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Benchmark                                  28.58%                28.58%
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Lazard Small Cap Value                     (8.59)%               (8.59)%
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Lipper Small Cap                            1.53%                 1.53%
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Benchmark                                  (2.54)%               (2.54)%
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EQ/Putnam International Equity             17.81%                27.14%
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Lipper International                       12.17%                15.88%
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Benchmark                                  20.00%                23.42%
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EQ/Putnam Investors Growth                 34.35%                64.09%
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Lipper Growth                              25.82%                52.86%
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Benchmark                                  28.58%                57.60%
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THE FOLLOWING IS ADDED TO TABLE 5 ON PAGE 60 OF THE PROSPECTUS:

                                               TABLE 5 (CONTINUED)
                                           YEAR-BY-YEAR RATES OF RETURN
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                                                      1998
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Lazard Large Cap Value                                17.84%
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Lazard Small Cap Value                                (8.59)%
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EQ/Putnam International Equity                        17.81%
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EQ/Putnam Investors Growth                            34.35%
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(2)  THE EQUITABLE COMPANIES INCORPORATED NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 5 OF THE PROSPECTUS:

In September 1999, The Equitable Companies Incorporated plans to change its name to "AXA Financial, Inc."

(3) CHANGE IN EQ ADVISORS TRUST MANAGEMENT

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH UNDER "ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 45 OF THE PROSPECTUS:

In September 1999, Equitable Life will become the manager of EQ Advisors Trust following state regulatory approvals. As manager, Equitable Life will oversee the activities of the investment advisers with respect to EQ Advisors Trust. Equitable Life will be responsible for retaining or discontinuing the services of the advisers.
Currently, EQ Financial Consultants, Inc. is the manager of EQ Advisors Trust.

(4)  EQ FINANCIAL CONSULTANTS, INC. NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE LAST PARAGRAPH IN FOOTNOTE 8 OF THE FEE TABLE ON PAGE 13 OF THE PROSPECTUS:

By year end 1999, EQF plans to become "AXA Advisors, LLC," and will become an indirect subsidiary of AXA Financial, Inc.

(5) ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 48 OF THE PROSPECTUS:

Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271) (1998).